U.S. Global Jets ETF
Schedule of Investments
March 31, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 98.7%
	Australia - 0.5%
4,084,497	Qantas Airways, Ltd. (a)	$15,924,024
	Brazil - 0.9%
2,370,857	Embraer SA - ADR (a)(b)	29,896,507
	Canada - 5.2%
5,458,939	Air Canada (a)	105,890,710
483,769	Cargojet, Inc.	73,555,023
		179,445,733
	China - 1.2%
21,554,725	Air China, Ltd. - H-Shares (a)	15,106,716
1,227,904	Trip.com Group, Ltd. - ADR (a)	28,389,140
		43,495,856
	France - 1.9%
111,172	Aeroports de Paris (a)	16,725,916
3,685,317	Air France-KLM (a)(b)	16,690,843
270,481	Airbus SE (a)	33,022,051
		66,438,810
	Germany - 1.4%
4,315,152	Deutsche Lufthansa AG (a)(b)	35,124,607
261,858	Fraport AG Frankfurt Airport Services Worldwide (a)	14,628,939
		49,753,546
	India - 0.5%
664,714	MakeMyTrip, Ltd. (a)	17,834,277
	Ireland - 0.9%
369,442	Ryanair Holdings plc - ADR (a)	32,185,787
	Japan - 2.7%
577,229	Airtrip Corporation	14,319,300
1,482,719	ANA Holdings, Inc. (a)(b)	31,252,316
1,726,816	Japan Airlines Company, Ltd. (a)	32,482,410
331,347	Japan Airport Terminal Company, Ltd. (a)	15,214,636
		93,268,662
	Mexico - 0.5%
1,159,540	Grupo Aeroportuario del Pacifico SAB de CV - Class B	18,691,971
	Panama - 1.0%
398,592	Copa Holdings SA - Class A (a)(b)	33,338,235
	Singapore - 0.5%
4,011,817	Singapore Airlines, Ltd. (a)	16,279,923
	Spain - 1.4%
101,279	Aena SME SA (a)	16,923,716
512,496	Amadeus IT Group SA (a)	33,552,202
		50,475,918
	Switzerland - 0.9%
88,838	Flughafen Zurich AG (a)	16,016,894
417,743	Wizz Air Holdings plc (a)	15,870,327
		31,887,221
	Thailand - 0.4%
7,640,794	Airports of Thailand pcl (a)	15,224,138
	Turkey - 2.2%
2,558,567	Pegasus Hava Tasimaciligi AS (a)	18,781,513
6,753,639	TAV Havalimanlari Holding AS (a)	18,744,061
17,034,769	Turk Hava Yollari AO (a)	37,455,767
		74,981,341
	United Kingdom - 1.0%
2,349,063	easyJet plc (a)	17,175,772
8,610,268	International Consolidated Airlines Group SA (a)	16,088,547
		33,264,319
	United States - 75.6% (c)
1,809,766	Alaska Air Group, Inc. (a)	104,984,526
616,869	Allegiant Travel Company (a)(b)	100,173,357
20,750,111	American Airlines Group, Inc. (a)(b)	378,689,526
332,469	Boeing Company (a)	63,667,812
29,231	Booking Holdings, Inc. (a)	68,647,543
8,991,349	Delta Air Lines, Inc. (a)	355,787,680
339,441	Expedia Group, Inc. (a)(b)	66,418,420
242,027	General Dynamics Corporation	58,372,072
5,012,194	Hawaiian Holdings, Inc. (a)(b)	98,740,222
6,983,054	JetBlue Airways Corporation (a)(b)	104,396,657
6,549,804	Sabre Corporation (a)(b)	74,864,260
3,338,647	SkyWest, Inc. (a)	96,319,966
7,162,933	Southwest Airlines Company (a)(b)	328,062,331
4,373,014	Spirit Airlines, Inc. (a)(b)	95,637,816
3,804,889	Sun Country Airlines Holdings, Inc. (a)(b)	99,611,995
852,445	Textron, Inc.	63,404,859
2,468,862	TripAdvisor, Inc. (a)(b)	66,955,537
8,690,336	United Airlines Holdings, Inc. (a)(b)	402,883,977
		2,627,618,556
	TOTAL COMMON STOCKS (Cost $3,614,240,459)	3,430,004,824

	PREFERRED STOCKS - 1.1%
	Brazil - 1.1%
1,242,830	Azul SA - ADR (a)(b)	18,704,592
2,661,809	Gol Linhas Aereas Inteligentes SA - ADR (a)(b)	19,165,024
	TOTAL PREFERRED STOCKS (Cost $38,752,148)	37,869,616

	SHORT-TERM INVESTMENTS - 0.3%
10,598,979	First American Government Obligations Fund - Class X, 0.19% (d)	10,598,979
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,598,979)	10,598,979
Units	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.4%
673,216,104	Mount Vernon Liquid Assets Portfolio, LLC, 0.39% (d)(e)	673,216,104
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $673,216,104)	673,216,104
	TOTAL INVESTMENTS - 119.5% (Cost $4,336,807,690)	4,151,689,523
	Liabilities in Excess of Other Assets - (19.5)%	(676,227,695)
	NET ASSETS - 100.0%	$3,475,461,828

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a) Non-income producing security.
(b) All or a portion of this security is out on loan as of March 31, 2022. Total Value of securities out on loan is $661,771,167.

(c)  To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d) Rate shown is the annualized seven-day yield as of March 31, 2022.
(e) Privately offered liquidity fund.

Summary of Fair Value Disclosure at March 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,430,004,824	$-	$-	$3,430,004,824
Preferred Stocks	37,869,616	-	-	37,869,616
Short-Term Investments	10,598,979	-	-	10,598,979
Investments Purchased with Proceeds from Securities Lending	-	673,216,104	-	673,216,104
Total Investments in Securities	$3,478,473,419	$673,216,104	$-	$4,151,689,523

^ See Schedule of Investments for breakout of investments by country classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.